Consolidated statement of operations - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	€ 11,727	€ 9,668	€ 7,880
Cost of revenue	8,801	7,077	5,865
Gross profit	2,926	2,591	2,015
Research and development	1,387	912	837
Sales and marketing	1,572	1,135	1,029
General and administrative	626	450	442
Total operating expense	3,585	2,497	2,308
Operating (loss)/income	(659)	94	(293)
Finance income	421	246	94
Finance costs	(132)	(91)	(510)
Finance income/(costs) - net	289	155	(416)
(Loss)/income before tax	(370)	249	(709)
Income tax expense/(benefit)	60	283	(128)
Net loss attributable to owners of the parent	€ (430)	€ (34)	€ (581)
Loss per share attributable to owners of the parent
Basic (euro per share)	€ (2.23)	€ (0.18)	€ (3.10)
Diluted (euro per share)	€ (2.93)	€ (1.03)	€ (3.10)
Weighted-average ordinary shares outstanding
Basic (in shares)	192,934,862	191,298,397	187,583,307
Diluted (in shares)	195,846,362	193,943,455	187,583,307